Right of Use Assets, Net (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Quantitative Information About Rightofuse Assets [Abstract]
Summary of Right of Use Assets, Net
	Real Estate	Railcars & Barges	Storage Assets (1)	Refining Equipment	Other	Total
COST
As at January 1, 2019 (2)	517	63	292	13	9	894
Additions	10	436	172	-	6	624
Terminations	-	-	(11)	-	-	(11)
Reclassifications	(8)	-	-	-	-	(8)
Re-measurement	-	(2)	18	(2)	-	14
Exchange Rate Movements and Other	(10)	(2)	(7)	(1)	(1)	(21)
As at December 31, 2019	509	495	464	10	14	1,492
Additions	1	18	22	5	7	53
Terminations	-	-	(1)	-	-	(1)
Modifications	-	-	1	-	(3)	(2)
Reclassifications	(14)	-	-	-	-	(14)
Re-measurement	-	(20)	19	-	(1)	(2)
Exchange Rate Movements and Other	(1)	(13)	(8)	-	(2)	(24)
As at December 31, 2020	495	480	497	15	15	1,502

ACCUMULATED DEPRECIATION
As at January 1, 2019 (2)	-	-	-	1	-	1
Depreciation	29	55	75	2	4	165
Impairment Charges (Note 10)	3	-	-	-	-	3
Terminations	-	-	(1)	-	-	(1)
Exchange Rate Movements and Other	-	-	(1)	-	-	(1)
As at December 31, 2019	32	55	73	3	4	167
Depreciation	27	86	95	2	5	215
Impairment Charges (Note 10)	-	3	-	-	-	3
Terminations	-	-	(1)	-	-	(1)
Exchange Rate Movements and Other	(1)	(13)	(5)	-	(2)	(21)
As at December 31, 2020	58	131	162	5	7	363

CARRYING VALUE
As at January 1, 2019 (2)	517	63	292	12	9	893
As at December 31, 2019	477	440	391	7	10	1,325
As at December 31, 2020	437	349	335	10	8	1,139

(1)	Includes caverns and tanks.
(2)	Effective January 1, 2019, the Company adopted IFRS 16.